Note 23 (Tables)	12 Months Ended
Dec. 31, 2021
Assets and Liabilities under reinsurance and insurance contracts [Abstract]
Liabilities Under Insurance Contracts And Reinsurance Contracts Issued [Table Text Block]
The breakdown of the balance under this heading is as follows:

Technical reserves (Millions of Euros)
	2021	2020	2019
Mathematical reserves	9,495	8,731	9,247
Individual life insurance (*)	7,265	6,268	6,731
Group insurance(**)	2,230	2,463	2,517
Provision for unpaid claims reported	706	672	641
Provisions for unexpired risks and other provisions	664	548	718
Total	10,865	9,951	10,606
(*) Provides coverage in the event of death, disability and / or serious illness.
(**) The insurance policies purchased by employers (other than BBVA Group) on behalf of its employees.

Maturity of liabilities under insurance and reinsurance contracts [Table Text Block]
The cash flows of those “Liabilities under insurance and reinsurance contracts” are shown below:

Maturity (Millions of euros). Liabilities under insurance and reinsurance contracts
	Up to 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
2021	1,808	290	1,664	7,103	10,865
2020	1,227	950	1,616	6,158	9,951
2019	1,571	1,197	1,806	6,032	10,606

Mathematical reserves [Table Text Block]	The table below shows the key assumptions as of December 31, 2021, 2020 and 2019 used in the calculation of the mathematical reserves for insurance products in Spain and Mexico, respectively:

Mathematical reserves
	2021				2020				2019
	Mortality table		Average technical interest rate		Mortality table		Average technical interest rate		Mortality table		Average technical interest rate
	Spain	Mexico	Spain	Mexico	Spain	Mexico	Spain	Mexico	Spain	Mexico	Spain	Mexico
Individual life insurance (*)	GRMF 80-2, GKM 80 / GKMF 95, PASEM, GKMF 80/95, PERFM 2000	Tables of the Comisión Nacional de Seguros y Fianzas 2000-individual	0.24%- 2,85%	3.60%	GRMF 80-2, GKM 80 / GKMF 95, PASEM, GKMF 80/95, PERFM 2000	Tables of the Comisión Nacional de Seguros y Fianzas 2000-individual	0.25%- 2,87%	2.50%	GRMF 80-2, GKMF 80/95. PASEM, PERMF 2000	Tables of the Comisión Nacional de Seguros y Fianzas 2000-individual	0.25%- 2.91%	2.50%
Group insurance (**)	PERFM 2000	Tables of the Comisión Nacional de Seguros y Fianzas 2000-grupo	Depending on the related portfolio	5.50%	PERFM 2000	Tables of the Comisión Nacional de Seguros y Fianzas 2000-grupo	Depending on the related portfolio	5.50%	PERMF 2000	Tables of the Comisión Nacional de Seguros y Fianzas 2000-grupo	Depending on the related portfolio	5.50%
(*) Provides coverage in the case of one or more of the following events: death and disability.(**) Insurance policies purchased by companies (other than BBVA Group entities) on behalf of their employees